Document and Entity Information	0 Months Ended
Apr. 01, 2015
Document and Entity Information
Entity Registrant Name	INTERNATIONAL LEASE FINANCE CORP
Entity Central Index Key	0000714311
Document Type	8-K/A
Document Period End Date	Apr. 01, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31